UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.4% (99.6% of Total Investments)

	Alabama – 1.0% (0.7% of Total Investments)
$ 2,365	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 2,423,723
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	3,619,000
	2006C-2, 5.000%, 11/15/36 (UB)
5,865	Total Alabama			6,042,723
	Alaska – 0.2% (0.1% of Total Investments)
1,130	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/16 at 100.00	B	961,800
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.9% (1.3% of Total Investments)
2,060	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	2,335,793
	Series 2014A, 5.000%, 12/01/42
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151,	7/18 at 100.00	AAA	4,409,475
	13.598%, 7/01/16 (IF)
1,510	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series	7/25 at 100.00	N/R	1,546,753
	2015, 5.000%, 7/15/39
325	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BB+	337,360
	Education Center Project, Series 2010, 6.100%, 6/01/45
1,880	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	2,262,824
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
9,165	Total Arizona			10,892,205
	California – 14.2% (9.9% of Total Investments)
950	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment	11/25 at 100.00	N/R	1,027,929
	Project 1, Refunding Series 2015, 5.000%, 5/01/38
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	10,009,500
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,888,002
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,991,292
	5.000%, 11/15/42 (UB)
5,355	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	7,729,032
	Bond Trust 2015-XF0078, 13.657%, 5/15/40 (IF)
415	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy	7/25 at 100.00	BB	435,630
	Project, Series 2015, 5.375%, 7/01/45
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/16 at 100.00	AA	20,064
	Insured (Alternative Minimum Tax)
660	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015,	9/25 at 100.00	N/R	709,573
	5.000%, 9/01/40
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	1,864,363
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,830,426
1,560	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,851,564
1,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,167,638
	Bonds, Series 2007A-1, 5.000%, 6/01/33
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%,	7/21 at 100.00	Aaa	9,079,857
	7/15/40 (Pre-refunded 7/15/21)
14,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 13.65	B–	1,174,880
	Bonds, Series 2007C-2, 0.000%, 6/01/47
10,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 28.99	B–	2,309,210
	Bonds, Series 2007, 0.000%, 6/01/36
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	3,060,585
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27
	(Alternative Minimum Tax)
2,710	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,913,186
	2009B, 6.500%, 11/01/39
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A+	12,575,687
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,387,691
	Participation, Refunding Series 2011, 0.000%, 10/01/28 – AGM Insured
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	237,488
	2013A, 5.750%, 6/01/44
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	4,370,725
	7.500%, 12/01/41
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	186,780
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	4,494,180
	Trust 1005, 13.666%, 8/01/41 (IF) (5)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
1,025	5.000%, 1/15/44	1/25 at 100.00	BBB–	1,130,760
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB–	3,458,241
96,170	Total California			83,904,283
	Colorado – 4.3% (3.0% of Total Investments)
2,485	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,489,796
	Academy, Series 2006A, 5.400%, 5/01/26
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	AA	5,125,200
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/20 at 103.00	N/R	525,065
	2006, 5.250%, 12/01/30
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,561,949
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,420,087
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,491,060
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	976,192
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	AA	2,051,800
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	724,437
	5.375%, 6/01/31
24,565	Total Colorado			25,365,586
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	1,658,160
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 2.0% (1.4% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	10,232,100
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,427,943
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (5)
11,335	Total District of Columbia			11,660,043
	Florida – 4.8% (3.3% of Total Investments)
1,715	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B2	1,727,074
	11/01/20 (Alternative Minimum Tax)
5,005	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,719,914
2,065	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments	7/25 at 100.00	A	2,122,737
	Project, Series 2015A, 5.000%, 7/04/50
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
275	5.250%, 5/01/35	5/26 at 100.00	N/R	282,442
305	5.300%, 5/01/36	5/26 at 100.00	N/R	313,479
480	5.500%, 5/01/45	5/26 at 100.00	N/R	493,214
655	5.500%, 5/01/46	5/26 at 100.00	N/R	671,984
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance
	Charter School Income Projects, Series 2015A:
300	6.125%, 6/15/46	6/25 at 100.00	N/R	304,446
900	6.000%, 6/15/35	6/25 at 100.00	N/R	923,274
4,695	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A–	5,266,147
	Series 2015A, 5.000%, 10/01/44
2,490	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,858,744
	5.000%, 10/01/37
1,020	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	1,033,913
	Development Unit 53, Series 2015, 5.350%, 8/01/35
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	102,362
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,686,456
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	56,170
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	120,034
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,810
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,230
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	202,722
	2012A-1, 6.650%, 5/01/40
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	182,576
	2015-1, 0.000%, 5/01/40 (6)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	94,277
	2015-2, 0.000%, 5/01/40 (6)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (6)
26,790	Total Florida			28,210,008
	Georgia – 4.1% (2.8% of Total Investments)
15,295	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	17,668,319
2,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	2,014,700
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/42
4,010	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	4,449,536
	5.000%, 7/01/60
21,305	Total Georgia			24,132,555
	Guam – 0.2% (0.1% of Total Investments)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	924,153
	5.500%, 7/01/43
	Illinois – 14.4% (10.0% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,502,112
	5.250%, 12/01/40
1,195	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	1,147,296
1,500	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	1,515,735
5,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.250%, 1/01/38	No Opt. Call	AA	6,037,499
11,175	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	12,030,670
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network,
	Refunding and Improvement Series 2011A:
825	6.875%, 10/01/31	10/21 at 100.00	BBB–	905,792
1,050	7.125%, 10/01/41	10/21 at 100.00	BBB–	1,158,045
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	1,112,190
	5.000%, 6/01/42
3,630	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	3,895,970
	8/01/37 (Pre-refunded 8/01/17)
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	4,530,735
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	A–	1,747,312
1,000	5.250%, 2/01/33	2/24 at 100.00	A–	1,089,200
1,130	5.250%, 2/01/34	2/24 at 100.00	A–	1,226,751
1,000	5.000%, 2/01/39	2/24 at 100.00	A–	1,053,910
6,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	4/16 at 100.00	A–	6,023,460
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	838,292
	2015-XF0051, 17.999%, 1/01/21 (IF)
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	4/16 at 100.00	N/R	3,282,930
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (7)
2,565	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	2,720,721
	Refunding Series 2015B, 5.000%, 6/15/52
585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	620,498
	Series 2015A, 5.000%, 6/15/53
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB+	12,860,037
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	13,042,797
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
2,680	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	3,282,705
	Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured
145	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	189,167
	Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured (ETM)
1,915	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel	8/22 at 100.00	B+	1,116,158
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
116,510	Total Illinois			84,929,982
	Indiana – 9.4% (6.5% of Total Investments)
630	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B+	367,196
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A,	10/23 at 100.00	BBB+	10,175,409
	5.000%, 10/01/44
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	5,872,954
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
2,680	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	2,962,418
7,000	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	7,626,500
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	7,456,698
	2011B, 5.000%, 10/01/41
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First	10/24 at 100.00	A+	14,685,707
	Lien Series 2014A, 5.000%, 10/01/44
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,026,204
	7.000%, 1/01/44 (Alternative Minimum Tax)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,590,425
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,590,375
50,510	Total Indiana			55,353,886
	Iowa – 0.3% (0.2% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
525	5.500%, 6/01/42	4/16 at 100.00	B+	509,891
1,000	5.625%, 6/01/46	4/16 at 100.00	B+	999,900
1,525	Total Iowa			1,509,791
	Kansas – 0.8% (0.6% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/16 at 101.00	N/R	1,007,420
1,000	5.125%, 5/15/42	5/16 at 101.00	N/R	1,006,800
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
1,840	5.750%, 9/01/32	9/25 at 100.00	N/R	1,868,502
875	6.000%, 9/01/35	9/25 at 100.00	N/R	887,311
4,715	Total Kansas			4,770,033
	Kentucky – 3.7% (2.5% of Total Investments)
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Revenue Bonds, Rosedale
	Green Project, Refunding Series 2015:
245	5.750%, 11/15/45	11/25 at 100.00	N/R	253,034
1,070	5.750%, 11/15/50	11/25 at 100.00	N/R	1,091,978
1,100	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,195,865
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
2,130	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,342,276
2,940	5.000%, 1/01/45	7/25 at 100.00	BBB+	3,230,531
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,011,690
2,295	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,737,889
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,512,155
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	712,029
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	6,231,060
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A+	228,106
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
20,425	Total Kentucky			21,546,613
	Louisiana – 4.4% (3.0% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson	7/21 at 100.00	BB	2,293,260
	General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	3,246,660
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,680	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,801,565
	Series 2007A, 5.500%, 5/15/47
1,020	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	1,085,076
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,339,780
	Series 2011, 6.750%, 5/15/41
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	2,528,813
	5.000%, 7/01/36
5,100	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	5,640,600
	5.000%, 1/01/45 (Alternative Minimum Tax)
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	2,863,002
23,020	Total Louisiana			25,798,756
	Maryland – 0.5% (0.3% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	1,008,230
	5.250%, 4/01/37
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,194,780
	Center, Series 2006A, 5.000%, 12/01/31 (6)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	565,961
	Retirement Community, Series 2007, 4.750%, 7/01/34
3,555	Total Maryland			2,768,971
	Massachusetts – 3.8% (2.7% of Total Investments)
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	529,939
	Bonds, Series 2015D, 5.000%, 7/01/44
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	1,596,858
	4.500%, 1/01/45
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/16 at 101.00	N/R	1,390,180
	5.250%, 10/01/26
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,792,992
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	442,024
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/16 at 100.00	N/R	5,013,150
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,520,232
	8/01/46 – AGM Insured (UB) (5)
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	8,296,022
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
21,015	Total Massachusetts			22,581,397
	Michigan – 6.7% (4.7% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2001A,	No Opt. Call	Aa1	18,960,450
	6.000%, 5/01/29 – AGM Insured (UB)
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	768,122
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R (4)	2,136,140
	Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)
2,000	Grand Traverse County Hospital Financal Authority, Michigan, Revenue Bonds, Munson Healthcare,	No Opt. Call	AA–	2,215,100
	Series 2014A, 5.000%, 7/01/47
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,239,973
	5.500%, 7/01/41
4,980	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	5,597,570
	5.000%, 12/01/39
20	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	24,304
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	2,620,305
	2011-I-A, 5.375%, 10/15/41
2,865	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	2,971,034
	2006A, 5.000%, 12/01/31
33,385	Total Michigan			39,532,998
	Minnesota – 0.6% (0.4% of Total Investments)
2,040	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	4/16 at 101.00	Aa1	2,064,684
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37
	(Alternative Minimum Tax)
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,381,229
	Project, Series 2007-1, 5.000%, 8/01/36
3,415	Total Minnesota			3,445,913
	Mississippi – 0.4% (0.2% of Total Investments)
2,020	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	5/16 at 100.00	AA+	2,029,070
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
	Missouri – 1.7% (1.2% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	B	1,400,591
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	1,012,720
	Medical Center, Series 2007, 5.000%, 12/01/32
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
740	5.125%, 6/01/25	No Opt. Call	N/R	756,317
1,810	5.750%, 6/01/35	6/25 at 100.00	N/R	1,840,173
1,750	6.000%, 6/01/46	6/25 at 100.00	N/R	1,785,175
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,908,900
	Series 2011B, 5.000%, 11/15/37
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	465,530
130	5.125%, 12/01/45	12/25 at 100.00	N/R	133,172
9,875	Total Missouri			10,302,578
	Nebraska – 1.0% (0.7% of Total Investments)
1,175	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,323,790
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
2,765	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated	2/24 at 100.00	AA–	2,930,153
	Lien Series 2014CC, 4.000%, 2/01/38
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+ (4)	1,645,175
	Tender Option Bond Trust 11673, 20.228%, 8/01/40 (Pre-refunded 2/01/17) – BHAC Insured (IF)
4,945	Total Nebraska			5,899,118
	Nevada – 5.3% (3.7% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,621,100
6,935	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	7,795,009
	International Airport, Series 2010A, 5.250%, 7/01/42
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	AA+	11,504,900
	2011C, 5.000%, 6/01/38
26,935	Total Nevada			30,921,009
	New Jersey – 3.4% (2.4% of Total Investments)
12,395	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	5,266,883
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA	9,372,400
	2006C, 0.000%, 12/15/33 – AGM Insured
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C,	12/24 at 100.00	A–	5,529,850
	5.250%, 6/15/32
37,395	Total New Jersey			20,169,133
	New York – 9.1% (6.3% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	787,284
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,464,873
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	926,670
3,170	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	3,567,740
	2015A, 5.000%, 7/01/50
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,366,012
	Purpose Series 2011C, 5.000%, 3/15/41
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,447,130
	2011A, 5.750%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (4)	3,079,980
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,370,988
	5/01/36 – AGM Insured
6,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	6,633,120
	5.000%, 9/01/42
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	868,185
	5.000%, 11/15/41
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,343,280
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,669,406
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
10	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	4/16 at 100.00	AA	10,047
	NPFG Insured
10,855	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	11,569,585
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa1	3,519,600
51,460	Total New York			53,623,900
	North Carolina – 0.5% (0.4% of Total Investments)
1,710	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,957,044
	Bonds, Series 2008, Trust 1149, 15.387%, 7/15/32 (IF) (5)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,243,092
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,910	Total North Carolina			3,200,136
	Ohio – 5.6% (3.9% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and	5/22 at 100.00	AA–	888,192
	Improvement Series 2012A, 5.000%, 5/01/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,710	5.875%, 6/01/30	6/17 at 100.00	B–	2,444,257
3,705	5.750%, 6/01/34	6/17 at 100.00	B–	3,284,075
495	6.000%, 6/01/42	6/17 at 100.00	B	443,941
11,705	6.500%, 6/01/47	6/17 at 100.00	B	11,162,122
6,610	5.875%, 6/01/47	6/17 at 100.00	B	5,855,535
1,660	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	1,544,564
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	6,500,988
	5.000%, 11/15/41
1,165	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B+	702,041
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
34,650	Total Ohio			32,825,715
	Oklahoma – 2.1% (1.5% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,390	5.000%, 2/15/37	2/17 at 100.00	AA	4,552,781
1,110	5.000%, 2/15/42	2/17 at 100.00	AA	1,149,749
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
150	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	157,052
35	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	36,645
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,543,518
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	94,053
	System, Tender Option Bond Trust 3500, 8.554%, 6/15/30 (IF)
12,078	Total Oklahoma			12,533,798
	Pennsylvania – 1.3% (0.9% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	503,130
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
2,710	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	2,989,808
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/16 at 100.00	N/R	1,884,284
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
99	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/16 at 100.00	N/R	84,464
	Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23
2,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	2,235,986
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
7,650	Total Pennsylvania			7,697,672
	South Carolina – 2.4% (1.7% of Total Investments)
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	7,809,556
	2014C, 5.000%, 12/01/46
5,700	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	6,571,473
	5.500%, 12/01/54
12,630	Total South Carolina			14,381,029
	South Dakota – 0.1% (0.1% of Total Investments)
760	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	859,674
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 2.0% (1.4% of Total Investments)
5,065	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	5,706,685
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	BBB+	2,670,138
	Health System, Refunding Series 2014A, 5.000%, 10/01/44
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,690,668
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,060,024
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	424,022
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,150	Total Tennessee			11,551,537
	Texas – 21.9% (15.2% of Total Investments)
975	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	992,999
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
870	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	884,886
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,495	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	2/17 at 100.00	AAA	5,665,125
	2006F, 4.250%, 8/15/36
440	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	451,022
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
770	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	788,411
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	3,130,839
	6.250%, 1/01/46
2,680	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	3,027,784
	5.000%, 1/01/45
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	5,129,775
	5.000%, 1/01/36
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	1,661,265
	Trust 2015-XF0228, 18.208%, 4/01/53 (IF)
1,935	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,234,461
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	96,247
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	182,227
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	293,230
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	558,320
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	689,338
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	256,573
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	11,505,900
	5.000%, 11/15/40
705	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	722,872
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
4,260	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	N/R (4)	4,383,114
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27 (Pre-refunded 9/01/16)
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B,	No Opt. Call	AA+ (4)	8,399,100
	5.500%, 12/01/29 – NPFG Insured (ETM)
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,470,368
	2007A, 4.750%, 8/01/43 (UB)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/20 at 100.00	A1	8,966,800
	Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,967,578
	2011A, 7.250%, 4/01/36
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A1	3,089,592
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
7,340	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	7,424,630
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA+	4,192,360
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	9,610,968
5,900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	6,466,046
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	1,161,470
	5.000%, 1/01/35
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,982,370
	Series 2010, 5.000%, 10/01/41
7,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,976,584
	Health Resources, Refunding Series 2007A, 5.000%, 2/15/36 (UB)
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	491,285
	2012, 5.000%, 12/15/32
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	1,836,545
	Refunding Series 2012A, 5.000%, 8/15/41
5,925	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	6,608,804
	Refunding Series 2015C, 5.000%, 8/15/42
122,610	Total Texas			129,298,888
	Utah – 0.9% (0.7% of Total Investments)
4,935	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	5,491,767
	Virginia – 0.8% (0.5% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	4/16 at 100.00	N/R	927,600
	Village, Series 2005, 5.375%, 12/01/28
3,390	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	3,673,472
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
4,390	Total Virginia			4,601,072
	Washington – 5.2% (3.6% of Total Investments)
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series	7/25 at 100.00	Aa1	7,102,800
	2015A, 5.000%, 7/01/38 (UB) (5)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,778,425
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	A+	10,915,900
	5.000%, 2/01/41
6,064	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services	7/25 at 100.00	Baa1	6,172,229
	Association, Refunding Series 2015, 4.000%, 7/01/36
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,840,785
	Center, Series 2011A, 5.625%, 1/01/35
27,974	Total Washington			30,810,139
	Wisconsin – 2.1% (1.5% of Total Investments)
235	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	246,132
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	1,034,010
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
10,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	11,237,300
	Inc, Series 2015, 5.000%, 12/15/44
11,235	Total Wisconsin			12,517,442
$ 864,312	Total Municipal Bonds (cost $766,058,167)			844,703,533

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 45	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 1,355
12	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	360
$ 57	Total Corporate Bonds ($5,125)				1,715

Shares	Description (1), (10)				Value
	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$ 108,026
131,278	Deutsche Municipal Income Trust				1,822,139
26,880	Dreyfus Strategic Municipal Fund				233,050
43,020	Invesco VK Investment Grade Municipal Trust				587,653
30,000	Invesco VK Municipal Opportunity Trust				403,200
43,420	PIMCO Municipal Income Fund II				561,856
	Total Investment Companies (cost $3,325,133)				3,715,924
	Total Long-Term Investments (cost $769,388,425)				848,421,172
	Floating Rate Obligations – (7.0)%				(41,452,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (25.5)% (11)				(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (13.7)% (11)				(81,000,000)
	Other Assets Less Liabilities – 2.2%				13,244,439
	Net Assets Applicable to Common Shares – 100%				$ 589,213,611

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$844,703,533	$ —	$844,703,533
Corporate Bonds	—	—	1,715	1,715
Investment Companies	3,715,924	—	—	3,715,924
Total	$3,715,924	$844,703,533	$1,715	$848,421,172

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $726,855,929.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$86,505,469
Depreciation	(6,385,831)
Net unrealized appreciation (depreciation) of investments	$80,119,638

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to
5.700%. On November 11, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.700% to 4.275%.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.
(11)	Institutional MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at
Liquidation Value as a percentage of Total Investments are 17.7% and 9.5%, respectively.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016